Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per Share
Basic EPS - Net (loss) income	$ 1,112.1	$ 552.1
Basic EPS - (in shares)	192,700,000	192,400,000
Basic earnings per share (in dollars per share)	$ 5.77	$ 2.87
Effect of dilutive securities - (in shares)	300,000	200,000
Effect of dilutive securities - (in dollars per share)	(0.01)
Diluted EPS - Net (loss) income	$ 1,112.1	$ 552.1
Diluted EPS - (in shares)	193,000,000	192,600,000
Diluted EPS (in dollars per share)	$ 5.76	$ 2.87
Stock options
Earnings per Share
Securities excluded from computation of diluted EPS (in shares)	10,762	1,723